CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 3,752,375	$ 3,786,846
Restricted cash	0	868,317
Accounts receivable, net	3,019,349	3,180,138
Advances to suppliers	235,877	2,526,607
Inventories, net	1,477,783	2,141,093
Other current assets	7,159,803	8,113,861
Receivable from sale of discontinued operations	0	13,272,186
TOTAL CURRENT ASSETS	15,645,187	33,889,048
Deposit for purchase of land use rights	0	14,020,901
Property, plant and equipment, net	8,674,850	8,372,961
Intangible assets, net	1,556,306	2,530,103
Goodwill	0	4,753,454
Long-term investments	43,205	0
Deferred tax assets	100,435	460,237
Other non-current assets	8,267,016	2,065,000
TOTAL ASSETS	34,286,999	66,091,704
CURRENT LIABILITIES
Short-term bank loans	7,799,852	15,272,986
Accounts payable	5,993,211	6,943,248
Bills payable	0	1,322,912
Advances from customers	1,668,049	2,651,156
Accrued payroll and benefits	285,284	396,026
Other payables and accrued expenses	3,044,779	4,570,298
Amounts due to related parties	0	141,972
Income tax payable	2,589,422	3,083,792
Derivative Liability - Warrants	3,719	1,156,386
TOTAL CURRENT LIABILITIES	21,384,316	35,538,776
Amounts due to related parties	0	12,359
Deferred tax liabilities	100,435	86,332
TOTAL LIABILITIES	21,484,751	35,637,467
COMMITMENTS AND CONTINGENCIES	0	0
Ordinary shares, par $0.01; shares issued and outstanding, 2016; 0 shares; 2015: 120,000 shares	0	360,000
EQUITY
Ordinary shares, par $0.01; authorized capital 100,000,000 shares; shares issued, 2016: 41,633,607 shares; 2015: 40,733,812 shares; shares outstanding, 2016: 40,231,159 shares; 2015: 39,211,364 shares	426,744	416,546
Treasury stock: 1,402,448 shares	(7,117,500)	(7,117,500)
Additional paid-in capital	145,742,163	144,000,767
Reserve	13,812,095	13,812,095
Accumulated deficit	(173,149,696)	(154,979,095)
Accumulated other comprehensive income	23,994,357	24,551,707
Total equity of the Company	3,708,163	20,684,520
Non-controlling interest	9,094,085	9,409,717
Total equity	12,802,248	30,094,237
TOTAL LIABILITIES AND EQUITY	$ 34,286,999	$ 66,091,704